Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Reclassifications, Accumulated depreciation	S/ (450)
Carrying amount [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Beginning Balance, Carrying amount,	63,011	S/ 26,073	S/ 28,326
Ending Balance, Carrying amount,	61,924	63,011	26,073
Land [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Cost amount, beginning	13,188	2,505	2,494
Additions
Disposals, Cost, net
Transfers		10,692
Reclassifications, Cost, net
Translations adjustments		(9)	11
Cost amount ending	13,188	13,188	2,505
Accumulated impairment and depreciation, beginning
Depreciation charge
Disposals, Accumulated depreciation
Reclassifications, Accumulated depreciation
Accumulated impairment and depreciation, ending
Land [Member] | Carrying amount [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Beginning Balance, Carrying amount,	13,188	2,505	2,494
Ending Balance, Carrying amount,	13,188	13,188	2,505
Buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Cost amount, beginning	74,013	43,443	43,302
Additions	53	28	58
Disposals, Cost, net	(1,409)
Transfers		30,458
Reclassifications, Cost, net	13,691	123	32
Translations adjustments		(39)	51
Cost amount ending	86,348	74,013	43,443
Accumulated impairment and depreciation, beginning	(24,211)	(19,895)	(17,482)
Depreciation charge	(3,971)	(4,316)	(2,413)
Disposals, Accumulated depreciation	4,240
Reclassifications, Accumulated depreciation	(13,691)
Accumulated impairment and depreciation, ending	(37,633)	(24,211)	(19,895)
Buildings [Member] | Carrying amount [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Beginning Balance, Carrying amount,	49,802	23,548	25,820
Ending Balance, Carrying amount,	48,715	49,802	23,548
Work in Progress [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Cost amount, beginning	21	20	12
Additions		124	40
Disposals, Cost, net
Transfers
Reclassifications, Cost, net		(123)	(32)
Translations adjustments
Cost amount ending	21	21	20
Accumulated impairment and depreciation, beginning
Depreciation charge
Disposals, Accumulated depreciation
Reclassifications, Accumulated depreciation
Accumulated impairment and depreciation, ending
Work in Progress [Member] | Carrying amount [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Beginning Balance, Carrying amount,	21	20	12
Ending Balance, Carrying amount,	21	21	20
Cost [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Cost amount, beginning	87,222	45,968	45,808
Additions	53	152	98
Disposals, Cost, net	(1,409)
Transfers		41,150
Reclassifications, Cost, net	13,691
Translations adjustments		(48)	62
Cost amount ending	99,557	87,222	45,968
Accumulated impairment and depreciation [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Accumulated impairment and depreciation, beginning	(24,211)	(19,895)	(17,482)
Depreciation charge	(3,971)	(4,316)	(2,413)
Disposals, Accumulated depreciation	4,240
Reclassifications, Accumulated depreciation	(13,691)
Accumulated impairment and depreciation, ending	S/ (37,633)	S/ (24,211)	S/ (19,895)